VIKING TAX-FREE FUND FOR NORTH DAKOTA

Schedule of Investments – October 31, 2024 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.4%)

Education (9.7%)
ND BRD HGR ED 4.000% 04/01/2035 Callable @ 100.000 04/01/2025	530,000	$499,377
N DAKOTA ST BRD 5.000% 05/01/2049 Callable @ 100.000 05/01/2033	750,000	786,225
UND ALUMNI ASSN A 5.000% 05/01/2049 Callable @ 100.000 05/01/2034	500,000	521,700
		1,807,302
General Obligation (43.5%)
DICKINSON SD #1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	402,500
FAIRMOUNT PUB SD#18 4.250% 08/01/2043 Callable @ 100.000 08/01/2031	260,000	261,235
*FARGO D REF 5.000% 05/01/2045 Callable @ 100.000 05/01/2033	500,000	536,655
FARGO PK DT A 5.000% 05/01/2036 Callable @ 100.000 05/01/2031	750,000	820,590
GRAND FORKS F REF 5.000% 12/01/2036 Callable @ 100.000 12/01/2033	750,000	839,700
HORACE A REF 5.000% 05/01/2039 Callable @ 100.000 05/01/2033	650,000	669,266
HORACE B REF 4.850% 08/01/2026 Callable @ 100.000 08/01/2025	400,000	400,328
HORACE C REF 4.750% 05/01/2044 Callable @ 100.000 05/01/2033	500,000	501,035
MANDAN PUB SD#1 4.000% 08/01/2044 Callable @ 100.000 08/01/2032	750,000	734,385
MAYVILLE ND 5.000% 05/01/2044 Callable @ 100.000 05/01/2031	500,000	482,480
STANLEY PUB SD #2 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	685,000	687,884
VLY CITY PK DT A 4.800% 01/01/2035 Callable @ 100.000 01/01/2030	175,000	180,847
VLY CITY PK DT A 5.400% 01/01/2043 Callable @ 100.000 01/01/2030	200,000	208,140
WAHPETON PUB SD #37 4.000% 08/01/2040 Callable @ 100.000 08/01/2031	250,000	250,572
WAHPETON PUB SD #37 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	285,000	281,369
W FARGO 4.000% 05/01/2047 Callable @ 100.000 05/01/2034	880,000	842,776
		8,099,762
Health Care (15.2%)
BURLEIGH CO REF B 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	227,958
CASS CO B REF 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	595,161
*CASS CO B REF 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,238,864
GRAND FORKS ND HLTH C 5.000% 12/01/2037 Callable @ 100.000 12/01/2027	130,000	131,725
GRAND FORKS SR HSG A 5.125% 12/01/2025	250,000	249,282
GRAND FORKS SR HSG A 4.750% 12/01/2027 Callable @ 100.000 12/01/2026	350,000	347,365
LANGDON HLTH CAVALIER 6.200% 01/01/2025	35,000	35,007
		2,825,362
Housing (13.7%)
*N DAKOTA HSG AGY F 4.650% 07/01/2038 Callable @ 100.000 01/01/2033	1,000,000	1,047,680
N DAKOTA HSG AGY A 4.550% 07/01/2044 Callable @ 100.000 07/01/2033	500,000	500,910
N DAKOTA FIN AGY C 4.650% 07/01/2044 Callable @ 100.000 07/01/2033	1,000,000	1,003,230
		2,551,820
Other Revenue (7.4%)
FARGO G 4.000% 12/01/2044 Callable @ 100.000 12/01/2034	300,000	285,792
MANDAN PK DT REV 4.625% 05/01/2040 Callable @ 100.000 05/01/2030	280,000	280,266
MANDAN PK DT REV 4.750% 05/01/2043 Callable @ 100.000 05/01/2030	165,000	161,616
MINOT ND PARK DIST PK 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	417,765
ND FIN AMT A INDL DEV 5.000% 06/01/2031	240,000	240,058
		1,385,497
Utilities (8.9%)
CASS ND RURAL WTR DT 4.150% 05/01/2039 Callable @ 100.000 05/01/2031	500,000	471,820
CASS RURAL WTR DT 4.170% 05/01/2035 Callable @ 100.000 05/01/2030	815,000	820,371
CASS RURAL WTR DT 4.375% 05/01/2038 Callable @ 100.000 05/01/2030	365,000	367,569
		1,659,760

TOTAL MUNICIPAL BONDS (COST: $18,361,203)		$18,329,503

OTHER ASSETS LESS LIABILITIES (1.6%)		$304,325

NET ASSETS (100.0%)		$18,633,828

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for North Dakota
Investments at cost	$18,361,203
Unrealized appreciation	208,306
Unrealized depreciation	(240,006)
Net unrealized appreciation (depreciation)*	$(31,700)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$18,329,503	$0	$18,329,503
Total	$0	$18,329,503	$0	$18,329,503